LOAN RECEIVABLES - Narrative (Details) - vessel	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2019
LOAN RECEIVABLES
Number of vessels included in sale and leaseback transaction		2
Sale lease back transaction interest rate	1.00%
Expected period of credit losses	12 months